Consolidating Financial Statements (Unaudited) (details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014
Consolidating Financial Statements of The Travelers Companies, Inc. and Subsidiaries (Unaudited) disclosure
Amount of certain debt obligations of TPC that are unconditionally guaranteed by The Travelers Companies, Inc.	$ 700